Loan Portfolio Aging Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	$ 1,508	$ 2,589
60-89 Days Past Due and Accruing	102	155
GreaterThan 90 Days and Accruing	84	85
Non Accrual	3,260	4,855
Total Past Due and Non Accrual	4,954	7,684
Current	291,528	276,763
Total gross loans	296,482	284,447
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	144	661
60-89 Days Past Due and Accruing	0	21
GreaterThan 90 Days and Accruing	84	80
Non Accrual	541	240
Total Past Due and Non Accrual	769	1,002
Current	46,361	34,385
Total gross loans	47,130	35,387
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	87	485
60-89 Days Past Due and Accruing	0	0
GreaterThan 90 Days and Accruing	0	0
Non Accrual	1,114	2,677
Total Past Due and Non Accrual	1,201	3,162
Current	142,943	144,890
Total gross loans	144,144	148,052
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	189	405
60-89 Days Past Due and Accruing	11	53
GreaterThan 90 Days and Accruing	0	5
Non Accrual	41	71
Total Past Due and Non Accrual	241	534
Current	73,382	38,709
Total gross loans	73,623	39,243
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	1,088	1,038
60-89 Days Past Due and Accruing	91	81
GreaterThan 90 Days and Accruing	0	0
Non Accrual	1,564	1,867
Total Past Due and Non Accrual	2,743	2,986
Current	28,842	58,779
Total gross loans	$ 31,585	$ 61,765